Supplemental Cash Flow Information (Details) - Schedule of Non-Cash Investing and Financing Activities - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Reallocation of opening deficit to reserve	€ (1,028,578)	€ (267,222)	€ 53,947
Recognition of right-of-use assets	19,353	109,506	49,682
Derecognition of right-of-use assets		€ 34,777